Loan Payable	9 Months Ended
Sep. 30, 2011
Loan Payable [Abstract]
Loan Payable Disclosure [Text Block]
NOTE11 –	LOANS PAYABLE

At September 30, 2011 and December 31, 2010, loans payable consisted of the following:

	September 30, 2011 (Unaudited)	December 31, 2010
Loan payable to Jilin Gongzhuling Rural Cooperative Bank, due on October 27, 2012 with annual interest at the banks base interest rate plus 80% (10.5 % at December 31, 2010 ) secured by assets of the Company.	$-	$1,512,447

Loan payable to Jilin Gongzhuling Rural Cooperative Bank Nanweizi Branch, due on July, 2012 with annual interest at the banks base interest rate plus 50% (9.84% at September 30, 2011) secured by assets of the Company.	3,124,122	-

Loan payable to China Construction Bank, due in April 2012 with annual interest at the banks base interest rate plus 30% (8.53% at September 30, 2011 ) secured by assets of the Company.	12,496,485	-

	$15,620,607	$1,512,447

The Company has a credit line facility with the availability to borrow up to RMB 20 million (approximately $3.1 million) through February 2014 with Jilin Gongzhuling Rural Cooperative Bank Nanweizi Branch (the “Cooperative  Line”). Under the Cooperative Line, each borrowing cannot be less than RMB 5.0 million (approximately $0.8 million) and the loan cannot be repaid within 120 days or outstanding for longer than 12 months. The Company also has a credit line facility with the availability to borrow up to RMB 80 million (approximately $12.5 million) through April 2012 with China Construction Bank. At September 30, 2011, the Company has drawn the maximum amount available under the two credit line facilities.